Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 689,067,840.00
Previously Paid Amount	0.00
Total Fee Amount	95,160.27
Total Offset Amount	0.00
Net Fee	$ 95,160.27
Final Prospectus	true